S000005556 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended	323 Months Ended	383 Months Ended	456 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%		14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%	9.83%		9.78%
Lipper Mid-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.04%	10.52%		9.24%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	9.72%		9.37%
Performance Inception Date								Dec. 22, 1987
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.03%	8.01%		8.07%
Performance Inception Date								Dec. 22, 1987
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	7.52%		7.43%
Performance Inception Date								Dec. 22, 1987
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.86%	10.20%		9.36%
Performance Inception Date						Feb. 01, 1999
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.96%	11.31%		10.29%
Performance Inception Date							Feb. 04, 1994
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		10.10%	11.46%	8.56%
Performance Inception Date				Jun. 20, 2018
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			13.78%
Class R6 | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			8.50%
Class R6 | Lipper Mid-Cap Value Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]			7.99%

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]
An index designed to measure the performance of the mid-cap value segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification.